Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Parenthetical) (Detail) - Customer	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessor Lease Description [Line Items]
Number of customers represented container leaseback financing receivable portfolio	2	2
Customer One
Lessor Lease Description [Line Items]
Percentage of container leaseback financing receivable portfolio.	89.70%	82.90%
Customer Two
Lessor Lease Description [Line Items]
Percentage of container leaseback financing receivable portfolio.	10.30%	17.10%